Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2021	Mar. 31, 2021
Current assets
Cash and cash equivalents	$ 1,775,673	$ 982,538
Other receivables and prepayments	1,360,967	5,506,203
Short-term investments	2,137,315	5,073,548
Short-term investments – related party	6,611,040	3,966,476
Total current assets	11,884,995	15,528,765
Non-current assets
Property, plant and equipment, net	301,760	48,292
Right of use assets	433,253	49,104
Other assets	35,152	6,645
TOTAL ASSETS	12,655,160	15,632,806
Current liabilities
Accounts payable	6,737	22,144
Taxes payable	2,010,867	1,972,043
Accrued liabilities and other current liabilities	744,949	334,996
Related party payable	547,382	688,371
Right of use liabilities	131,479	29,739
Convertible notes, net		4,023,312
Total current liabilities	3,441,414	7,070,605
Right of use liabilities – non-current portion	257,886	9,913
TOTAL LIABILITIES	3,699,300	7,080,518
COMMITMENTS & CONTINGENCIES
Stockholders’ Equity
Ordinary Shares, $0.0001 par value, 500,000,000 shares authorized; 19,308,371 and 13,263,066 shares issued and outstanding as of September 30, 2021 and March 31, 2021, respectively	1,931	1,326
Additional paid-in capital	22,472,407	14,845,829
Share to be issued	19	195,600
Statutory reserves	589,659	589,659
Accumulated deficit	(13,296,687)	(5,901,107)
Accumulated other comprehensive income	(231,801)	(567,333)
Total Stockholders’ equity	9,535,528	9,163,974
Non-controlling interest	(579,668)	(611,686)
TOTAL EQUITY	8,955,860	8,552,288
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 12,655,160	$ 15,632,806